Lease	12 Months Ended
May 31, 2026
Lessee Disclosure [Abstract]
Lease
13.	LEASE
The Group has operating leases for learning centers, service centers and office spaces. Certain leases include renewal options and/or termination options, which are factored into the Group’s determination of lease payments when appropriate.
Operating lease costs for the years ended May 31, 2024, 2025 and 2026 were US$209,327, US$278,558 and US$324,348, respectively, which excluded cost of short-term leases. Short-term lease costs for the years ended May 31, 2024, 2025 and 2026 were US$53,907, US$63,366 and US$59,777, respectively.
As of May 31, 2025 and 2026, the weighted average remaining lease term was 3.7 years and 3.5 years, respectively, and the weighted average discount rate was 4.4% and 4.2% for the Group’s operating leases, respectively.

Supplemental cash flow information related to the operating leases is as follows:

	For the years ended May 31,
	2025	2026
	US$	US$
Cash payments for the operating leases	281,410	327,309
Right-of-use assets obtained in exchange for the new operating lease liabilities	423,895	381,031

A summary of maturity analysis of the annual undiscounted cash flows for the operating lease liabilities as of May 31, 2026 is as follows:

As of May 31, 2026
US$
Fiscal year ending
May 31, 2027	322,696
May 31, 2028	253,734
May 31, 2029	181,703
May 31, 2030	101,368
May 31, 2031	38,310
Thereafter	12,683

Total future lease payments	910,494
Less: Imputed interest	(61,653)

Present value of operating lease liabilities	848,841

As of May 31, 2026, the Group has lease contracts that have been entered into but not yet commenced amounting to US$65,450, and these contracts will commence in the fiscal year 2027.
For the years ended May 31, 2024, 2025 and 2026, no impairment loss was recorded.